CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net earnings	$ 120,487	$ 148,359	$ 126,627
Adjustments to reconcile net earnings to net cash provided by operating activities:
Stock-based compensation expense	50,083	20,851	12,228
Depreciation	25,983	25,547	20,202
Amortization of intangibles	20,101	11,395	17,125
Excess tax benefits from stock-based awards	(38,384)	(5,319)	(10,763)
Deferred income taxes	(22,530)	(5,904)	(3,651)
Acquisition-related contingent consideration fair value adjustments	(11,056)	(12,912)	343
Other adjustments, net	(882)	(9,016)	255
Changes in assets and liabilities, excluding effects of acquisitions:
Accounts receivable	(29,344)	2,399	(3,651)
Other assets	(11,281)	(10,551)	(155)
Accounts payable and accrued expenses and other current liabilities	31,716	(7,980)	(972)
Income taxes payable	36,377	8,103	4,808
Deferred revenue	37,812	8,643	12,401
Net cash provided by operating activities	209,082	173,615	174,797
Cash flows from investing activities:
Acquisitions, net of cash acquired	(611,324)	(114,051)	(32,145)
Capital expenditures	(29,156)	(21,793)	(19,807)
Purchases of long-term investments	0	(4,536)	0
Other, net	(8,382)	180	(2,034)
Net cash used in investing activities	(648,862)	(140,200)	(53,986)
Cash flows from financing activities:
Borrowings under term loan facility	788,000	0	0
Debt issuance costs	(17,174)	0	0
Fees and expenses related to note exchange	(6,954)	0	0
Proceeds from initial public offering, net of fees and expenses	428,789	0	0
Cash dividend to IAC	(1,022,500)	0	0
Transfers to IAC	(86,012)	(108,723)	9,653
Capital contribution from IAC to partially fund the acquisition of PlentyOfFish	500,000	0	0
(Repayment of) proceeds from related party debt	(182,509)	111,586	0
Excess tax benefits from stock-based awards	38,384	5,319	10,763
Purchase of noncontrolling interests	(2,864)	(33,165)	(52,552)
Repurchase of stock-based awards	(23,431)	0	0
Acquisition-related contingent consideration payments	(5,510)	(7,373)	0
Funds returned from (transferred to) escrow for Meetic tender offer	0	12,354	(71,512)
Other, net	0	(56)	(1,614)
Net cash used in financing activities	408,219	(20,058)	(105,262)
Effect of exchange rate changes on cash and cash equivalents	(7,896)	(10,953)	2,513
Net increase (decrease) in cash and cash equivalents	(39,457)	2,404	18,062
Cash and cash equivalents at beginning of period	127,630	125,226	107,164
Cash and cash equivalents at end of period	$ 88,173	$ 127,630	$ 125,226